Leases (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 165,410
2027	162,517
2028	162,517
2029	162,517
2030	162,517
Thereafter	162,518
Total future minimum lease payments	977,996
Less:Imputed interest	97,152
Total	$ 880,844	$ 1,059,003